Right-of-use assets - Summery of Quantitative Information About Right of use Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ 833.5	₨ 63,068.5
Net carrying amount	$ 833.5	63,068.5
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		66,195.8
Additions		13,565.6
Disposals/adjustments		(1,457.1)
Currency translation differences		2,312.5
Ending balance		80,616.8
Net carrying amount		80,616.8
Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		(3,654.4)
Disposals/adjustments		308.2
Amortisation for the period		(11,164.8)
Impairment of Asset		(2,654.9)
Currency translation differences		(382.4)
Ending balance		(17,548.3)
Net carrying amount		(17,548.3)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		2,377.6
Net carrying amount		2,377.6
Land [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		2,673.9
Currency translation differences		57.5
Ending balance		2,731.4
Net carrying amount		2,731.4
Land [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		(1.5)
Amortisation for the period		(339.0)
Currency translation differences		(13.3)
Ending balance		(353.8)
Net carrying amount		(353.8)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		50,070.7
Net carrying amount		50,070.7
Buildings [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		52,049.9
Additions		7,578.2
Disposals/adjustments		(1,443.0)
Currency translation differences		1,846.7
Ending balance		60,031.8
Net carrying amount		60,031.8
Buildings [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		(396.5)
Disposals/adjustments		299.6
Amortisation for the period		(7,101.9)
Impairment of Asset		(2,539.8)
Currency translation differences		(222.5)
Ending balance		(9,961.1)
Net carrying amount		(9,961.1)
Plant Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		7,695.7
Net carrying amount		7,695.7
Plant Machinery and Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		7,867.0
Additions		3,684.1
Currency translation differences		226.0
Ending balance		11,777.1
Net carrying amount		11,777.1
Plant Machinery and Equipment [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		(1,427.0)
Amortisation for the period		(2,444.5)
Impairment of Asset		(114.8)
Currency translation differences		(95.1)
Ending balance		(4,081.4)
Net carrying amount		(4,081.4)
Furniture, Fixtures and Office Appliances [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		1,190.3
Net carrying amount		1,190.3
Furniture, Fixtures and Office Appliances [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		43.3
Additions		1,199.2
Currency translation differences		87.6
Ending balance		1,330.1
Net carrying amount		1,330.1
Furniture, Fixtures and Office Appliances [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		(23.7)
Amortisation for the period		(109.9)
Currency translation differences		(6.2)
Ending balance		(139.8)
Net carrying amount		(139.8)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		682.6
Net carrying amount		682.6
Vehicles [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		178.6
Additions		823.0
Disposals/adjustments		(14.1)
Currency translation differences		36.0
Ending balance		1,023.5
Net carrying amount		1,023.5
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals/adjustments		8.6
Amortisation for the period		(336.1)
Currency translation differences		(13.4)
Ending balance		(340.9)
Net carrying amount		(340.9)
Computer and other IT assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		782.0
Net carrying amount		782.0
Computer and other IT assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		3,033.3
Additions		281.1
Currency translation differences		47.0
Ending balance		3,361.4
Net carrying amount		3,361.4
Computer and other IT assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of transition on adoption of IFRS 16		(1,805.7)
Amortisation for the period		(745.1)
Impairment of Asset		(0.3)
Currency translation differences		(28.3)
Ending balance		(2,579.4)
Net carrying amount		(2,579.4)
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance		269.6
Net carrying amount		269.6
Other assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.0
Effect of transition on adoption of IFRS 16		349.8
Currency translation differences		11.7
Ending balance		361.5
Net carrying amount		361.5
Other assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortisation for the period		(88.3)
Currency translation differences		(3.6)
Ending balance		(91.9)
Net carrying amount		₨ (91.9)